Income taxes - Schedule of income tax expenses/(benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense/(benefit):
Germany	€ (362)	€ 18,769	€ 2,225
Other countries	117	309	125
Current income tax expense/(benefit)	(245)	19,078	2,350
Deferred income tax expense/(benefit):
Germany	(8,165)	2,020	(1,264)
Other countries	(84)	(116)	0
Deferred income tax expense/(benefit)	(8,249)	1,904	(1,264)
Income tax expense/(benefit)	€ (8,494)	€ 20,982	€ 1,086